Other Assets, Net - Summary Of Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Net [Line Items]
Government guaranteed receivables	$ 66,947	$ 46,958
Receivables, net of allowance of $5,173 and $0, respectively	53,261	27,825
Retained bonds	46,439	55,614
Right-of-use assets (Note 21 - Leases)	27,933	30,684
Loans subject to repurchase from Ginnie Mae	15,631	7,956
Prepaid expenses	10,646	15,732
Servicer advances, net of allowance of $2,416 and $2,115, respectively	7,107	10,552
Margin deposits (Note 13 - Derivative and Risk Management Activities)	4,065	22,787
Deposits	1,191	1,154
Investments	300	6,000
Receivable from clearing organization	0	2,038
Other	31,118	45,121
Total other assets, net	264,638	272,421
Accounts receivable, allowance for credit loss	5,173	0
Servicer advances, allowance	2,416	2,115
American Advisors Group (AAG)
Other Assets, Net [Line Items]
Receivables, net of allowance of $5,173 and $0, respectively	$ 20,000	$ 0